2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 56 .5%
Communication Services — 4.3%
Alphabet Inc ....................... 57,780 19,687,957
Comcast Corp ...................... 21,320 463,923
Meta Platforms Inc ................... 9,731 7,056,727
Space Exploration Technologies Corp
(1)
...... 2,433 367,042
27,575,649
Consumer Discretionary — 2.1%
Abercrombie & Fitch Co
(1)
............... 3,227 434,645
Amazon.com Inc
(1)
................... 8,915 2,221,172
Asbury Automotive Group Inc
(1)
........... 2,258 389,053
BorgWarner Inc ..................... 1,193 71,711
Brinker International Inc
(1)
.............. 9,900 1,915,947
Cavco Industries Inc
(1)
................. 759 425,237
Chipotle Mexican Grill Inc
(1)
............. 1,440 46,008
Dana Inc .......................... 3,993 109,049
Five Below Inc
(1)
..................... 1,960 430,357
Flexsteel Industries Inc ................ 1,540 130,361
Garmin Ltd ........................ 529 151,738
Garrett Motion Inc ................... 3,159 82,229
General Motors Co ................... 2,767 213,059
Lear Corp ......................... 12,934 1,526,600
Life Time Group Holdings Inc
(1)
........... 18,704 745,915
Murphy USA Inc ..................... 2,534 1,277,212
Oxford Industries Inc .................. 1,499 36,636
Pattern Group Inc
(1)
................... 2,125 36,465
Phoenix Education Partners Inc ........... 4,362 110,926
Ross Stores Inc ..................... 57 13,304
Royal Caribbean Cruises Ltd ............ 8,476 2,253,429
Victoria's Secret & Co
(1)
................ 8,586 759,518
XPEL Inc
(1)
......................... 723 31,935
13,412,506
Consumer Staples — 1.4%
Archer-Daniels-Midland Co ............. 1,977 156,934
Colgate-Palmolive Co ................. 542 46,243
Costco Wholesale Corp ................ 8,943 8,141,171
Dollar Tree Inc
(1)
..................... 322 36,714
Philip Morris International Inc ............ 4,214 804,116
9,185,178
Energy — 2.0%
APA Corp ......................... 4,688 194,740
Chevron Corp ...................... 12,356 2,523,219
Devon Energy Corp ................... 13,871 638,621
EOG Resources Inc ................... 5,118 705,056
Expand Energy Corp .................. 15,150 1,273,963
Forum Energy Technologies Inc
(1)
......... 382 30,923
Gulfport Energy Corp
(1)
................ 4,096 616,366
HF Sinclair Corp ..................... 5,313 570,191
Marathon Petroleum Corp .............. 1,748 691,194
Nabors Industries Ltd
(1)
................ 7,669 599,102
Par Pacific Holdings Inc
(1)
............... 3,729 304,361
Phillips 66 ......................... 4,436 1,132,555
SM Energy Co ...................... 436 14,728
Valero Energy Corp ................... 7,706 2,986,923
Viper Energy Inc ..................... 14,561 580,838
12,862,780
Financials — 7.7%
Ally Financial Inc .................... 47,560 1,789,207
Ameriprise Financial Inc ............... 9,590 4,721,636
Arch Capital Group Ltd
(1)
............... 16,400 1,514,704
Assurant Inc ....................... 813 214,225
Bank of New York Mellon Corp/The ........ 35,932 5,196,845
Berkshire Hathaway Inc
(1)
.............. 11,793 5,872,324
CME Group Inc ...................... 4,669 1,223,185
Customers Bancorp Inc
(1)
............... 20,596 1,524,104
First American Financial Corp ............ 4,941 300,116
HCI Group Inc ...................... 3,571 620,711
Jack Henry & Associates Inc ............ 14,824 2,123,390
LendingTree Inc
(1)
.................... 1,895 46,295
Loews Corp ........................ 1,307 136,490
Mastercard Inc ..................... 23,321 12,860,832
Mercury General Corp ................. 362 35,784
Moelis & Co ....................... 865 49,755
Northern Trust Corp .................. 4,063 688,110
Pathward Financial Inc ................ 2,268 161,345
Progressive Corp/The ................. 4,192 869,044
QCR Holdings Inc .................... 887 86,815
Raymond James Financial Inc ........... 2,939 464,421
Remitly Global Inc
(1)
.................. 5,172 110,370
S&T Bancorp Inc .................... 2,796 135,243
State Street Corp .................... 4,593 801,892
Toast Inc
(1)
........................ 29,989 869,381
Visa Inc .......................... 18,775 6,746,421
WEX Inc
(1)
......................... 871 146,938
49,309,583
Health Care — 8.5%
AbbVie Inc ........................ 20,188 5,280,979
Agilent Technologies Inc ............... 364 62,721
Amgen Inc ........................ 14,949 6,301,153
Bristol-Myers Squibb Co ............... 10,692 667,181
Cardinal Health Inc ................... 4,911 1,092,698
CareDx Inc
(1)
....................... 4,184 271,960
Caris Life Sciences Inc
(1)
............... 750 22,972
Centene Corp
(1)
..................... 4,878 303,021
Cigna Group/The .................... 4,708 1,279,776
CVS Health Corp .................... 11,039 945,932

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Elevance Health Inc .................. 3,621 1,407,917
Eli Lilly & Co ....................... 6,074 7,028,104
Encompass Health Corp ............... 9,127 1,108,839
Gilead Sciences Inc .................. 23,872 3,558,122
Humana Inc ....................... 560 213,679
IQVIA Holdings Inc
(1)
.................. 428 115,068
Johnson & Johnson .................. 29,677 7,856,689
McKesson Corp ..................... 1,569 1,339,628
Merck & Co Inc ..................... 10,101 1,467,776
Mettler-Toledo International Inc
(1)
......... 563 850,665
Natera Inc
(1)
........................ 6,241 2,579,468
Regeneron Pharmaceuticals Inc .......... 1,727 1,309,532
Twist Bioscience Corp
(1)
................ 1,138 219,907
United Therapeutics Corp
(1)
............. 2,577 1,396,451
UnitedHealth Group Inc ................ 8,622 3,164,964
Vertex Pharmaceuticals Inc
(1)
............ 5,882 3,075,168
West Pharmaceutical Services Inc ......... 3,153 1,169,006
Zoetis Inc ......................... 1,176 82,120
54,171,496
Industrials — 3.4%
Acuity Inc ......................... 527 163,270
Allegion plc ........................ 6,542 1,005,963
Apogee Enterprises Inc ................ 1,566 55,389
Applied Industrial Technologies Inc ........ 1,293 429,651
Comfort Systems USA Inc .............. 883 1,460,562
Copart Inc
(1)
........................ 51,394 1,402,028
Dover Corp ........................ 515 96,331
Emerson Electric Co .................. 2,977 461,733
Everus Construction Group Inc
(1)
.......... 156 18,333
Innodata Inc
(1)
...................... 5,653 371,741
Johnson Controls International plc ......... 6,672 991,793
Lincoln Electric Holdings Inc ............. 6,062 1,603,884
ManpowerGroup Inc .................. 2,842 157,958
McGrath RentCorp ................... 2,003 229,043
MYR Group Inc
(1)
.................... 77 22,519
Northrop Grumman Corp ............... 3,920 1,895,242
SkyWest Inc
(1)
...................... 13,807 1,338,174
Southwest Airlines Co ................. 24,222 1,008,604
Stanley Black & Decker Inc ............. 13,937 1,234,679
Toro Co/The ....................... 117 11,281
Trane Technologies PLC ................ 4,272 1,930,859
United Airlines Holdings Inc
(1)
............ 22,419 2,487,388
Vicor Corp
(1)
........................ 537 155,161
Watts Water Technologies Inc ............ 194 68,711
Xylem Inc/NY ....................... 31,998 3,240,438
21,840,735
Information Technology — 23.7%
Advanced Micro Devices Inc
(1)
........... 9,187 5,620,239
Amkor Technology Inc ................. 3,078 161,226
Amphenol Corp ..................... 7,817 658,973
Analog Devices Inc ................... 9,534 3,782,233
Apple Inc ......................... 87,683 29,200,193
Applied Materials Inc ................. 7,848 4,013,310
Astera Labs Inc
(1)
.................... 810 288,336
Atlassian Corp
(1)
..................... 2,420 433,882
Broadcom Inc ...................... 29,351 10,307,778
CDW Corp/DE ...................... 8,392 1,075,519
Cisco Systems Inc ................... 29,065 3,128,266
Core Scientific Inc
(1)
.................. 13,787 220,316
Credo Technology Group Holding Ltd
(1)
...... 2,118 412,565
Crowdstrike Holdings Inc
(1)
.............. 4,158 1,100,830
Dell Technologies Inc ................. 2,408 1,295,384
Diebold Nixdorf Inc
(1)
.................. 1,082 66,240
Everpure Inc
(1)
...................... 10,882 1,423,148
Hewlett Packard Enterprise Co ........... 8,692 555,332
HP Inc ........................... 6,894 215,644
Insight Enterprises Inc
(1)
................ 3,338 521,796
Intel Corp
(1)
........................ 22,042 2,650,110
Jabil Inc .......................... 162 46,471
KLA Corp ......................... 6,034 1,176,208
Lam Research Corp .................. 9,734 3,197,716
Manhattan Associates Inc
(1)
............. 8,683 1,725,312
Marvell Technology Inc ................ 3,222 851,285
MaxLinear Inc
(1)
..................... 409 36,937
Micron Technology Inc ................ 6,445 6,864,634
Microsoft Corp ...................... 45,622 23,399,524
Monolithic Power Systems Inc ........... 636 856,832
NVIDIA Corp ....................... 133,561 30,502,661
Okta Inc
(1)
......................... 2,467 515,874
QUALCOMM Inc ..................... 12,213 2,247,680
RingCentral Inc ..................... 5,106 381,418
Sandisk Corp
(1)
...................... 892 1,551,982
TD SYNNEX Corp .................... 7,478 1,920,724
Teledyne Technologies Inc
(1)
............. 3,954 2,399,327
Teradyne Inc ....................... 1,655 663,506
Texas Instruments Inc ................. 10,168 2,847,955
TTM Technologies Inc
(1)
................ 89 10,933
Tyler Technologies Inc
(1)
................ 646 205,816
Ubiquiti Inc ........................ 570 323,492
Universal Display Corp ................ 3,589 276,497
Vistance Networks Inc ................. 2,425 14,501
Western Digital Corp .................. 2,687 1,221,134
Zebra Technologies Corp
(1)
.............. 3,936 1,469,348
151,839,087
Materials — 1.2%
Anglogold Ashanti Plc ................. 10,641 999,722
CF Industries Holdings Inc .............. 4,211 485,107
Coeur Mining Inc .................... 12,502 220,035
Ingevity Corp
(1)
...................... 850 60,138
Kaiser Aluminum Corp ................. 995 144,096
Newmont Corp ..................... 14,563 1,679,696
Nucor Corp ........................ 6,614 1,546,023
Reliance Inc ....................... 1,447 556,733
Royal Gold Inc ...................... 8,620 2,034,320

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
SSR Mining Inc ..................... 8,638 287,818
8,013,688
Real Estate — 1.9%
CBL & Associates Properties Inc .......... 1,432 76,412
Cousins Properties Inc ................ 16,735 462,555
Jones Lang LaSalle Inc
(1)
............... 7,541 2,303,926
Simon Property Group Inc .............. 45,672 9,169,111
12,012,004
Utilities — 0.3%
Edison International .................. 30,945 1,662,675
1,662,675
Total Common Stocks (United States)
( Cost $ 272,354,743 ) ................ 361,885,381
Registered Investment Companies — 4 .2%
U.S. Fixed Income — 4.0%
Baird Core Plus Bond Fund - Class I ....... 416,637 4,058,041
Dodge & Cox Income Fund - Class I ........ 183,048 2,198,410
Fidelity Advisor Capital & Income Fund - Class Z 215,874 2,603,436
Fidelity Total Bond Fund - Class Z ......... 285,460 2,594,831
Frost Total Return Bond Fund - Class I ...... 24,276 220,910
Guggenheim Total Return Bond Fund - Class I . 133,410 3,016,395
iShares 20+ Year Treasury Bond ETF
(2)
...... 14,584 1,134,344
iShares 7-10 Year Treasury Bond ETF
(2)
..... 56,308 5,028,867
PGIM Total Return Bond Fund - Class R6 .... 263,105 3,007,295
PIMCO Total Return Fund - Class I ......... 154,809 1,283,370
25,145,899
International Fixed Income — 0.2%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 161,044 1,389,812
1,389,812
Total Registered Investment Companies
( Cost $ 27,649,970 ) ................. 26,535,711
Money Market Registered Investment Companies — 37 .1%
Meeder Government Money Market Fund ,
3.72%
(3)
........................ 237,781,452 237,781,452
Total Money Market Registered Investment
Companies
( Cost $ 237,781,452 ) ................ 237,781,452
Total Investments — 97 .8%
(Cost $ 537,786,165 ) ................ 626,202,544
Other Assets less Liabilities — 2 .2% ....... 14,263,149
Total Net Assets — 100 .0% ............. 640,465,693
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 5,481 79,911
Meeder Conservative Allocation Fund - Retail
Class .......................... 759 18,306
Meeder Dynamic Allocation Fund - Retail Class 11,337 186,832
Meeder Muirfield Fund - Retail Class ....... 6,230 69,773
Total Trustee Deferred Compensation
(Cost $ 235,905 ) ................... 354,822
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Dec 2026 ........ 505 12/17/26 79,199,150 (1,076,605)
Mini MSCI Emg Mkt
Futures - Dec 2026 .. 232 12/17/26 19,847,600 253,042
Russell 2000 Futures Mini
December 2026 .... 238 12/17/26 33,528,250 (1,131,171)
S&P 500 Mini Futures
December 2026 .... 232 12/17/26 89,499,800 273,257
S&P Mid Cap Futures
EMini December 2026 58 12/17/26 21,009,920 (493,768)
Total Futures Contracts . 1,265 243,084,720 (2,175,245)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(4) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.